CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 292,417	$ 200,010	$ 116,230
Cost of goods sold	165,267	116,465	77,465
Gross profit	127,150	83,545	38,765
Operating expenses:
Fulfillment	15,963	10,088	7,124
Selling and marketing	84,245	53,418	38,465
General and administrative	31,929	22,369	16,660
Impairment loss on goodwill and intangible assets			1,928
Total operating expenses	132,137	85,875	64,177
Loss from operations	(4,987)	(2,330)	(25,412)
Interest income	1,606	3	3
Interest expense	(1,369)	(1,884)
Loss before income taxes	(4,750)	(4,211)	(25,409)
Income taxes benefit (expenses)	(69)	(19)	878
Net loss	(4,819)	(4,230)	(24,531)
Accretion for Series C convertible redeemable preferred shares	1,621	2,971	2,800
Net loss attributable to ordinary shareholders	$ (6,440)	$ (7,201)	$ (27,331)
Net loss per ordinary share-basic (in dollars per share)	$ (0.09)	$ (0.20)	$ (0.76)
Net loss per ordinary share-diluted (in dollars per share)	$ (0.09)	$ (0.20)	$ (0.76)